EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
36,318,771	Empower Bond Index Fund Institutional Class(a)	$297,450,735

TOTAL BOND MUTUAL FUNDS — 35.86% (Cost $358,620,476)		$297,450,735
EQUITY MUTUAL FUNDS
14,212,684	Empower International Index Fund Institutional Class(a)	113,701,468
22,858,163	Empower S&P 500® Index Fund Institutional Class(a)	169,150,406
12,600,545	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	95,008,111
12,254,733	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	74,508,779
4,201,803	Fidelity® Emerging Markets Index Fund Institutional Class	36,975,868

TOTAL EQUITY MUTUAL FUNDS — 58.98% (Cost $577,021,832)		$489,344,632
Account Balance		Fair Value
FIXED INTEREST CONTRACT
43,154,465(b)	Empower Annuity Contract (a) 1.45%(c)	$ 43,154,465

TOTAL FIXED INTEREST CONTRACT — 5.20% (Cost $43,154,465)		$43,154,465
TOTAL INVESTMENTS — 100.04% (Cost $978,796,773)		$829,949,832
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(313,281)
TOTAL NET ASSETS — 100.00%		$829,636,551

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (EAIC Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The EAIC Contract is backed by the general account of Empower Annuity Insurance Company of America (EAIC).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the EAIC Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the EAIC Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The EAIC Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. EAIC calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of EAIC being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If EAIC were to become insolvent, the EAIC Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the EAIC Contract may be terminated by EAIC or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by EAIC.

September 30, 2022

The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2022, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 09/30/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received(a)	Value 09/30/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Empower Bond Index Fund Institutional Class	36,318,771	$381,970,990	$42,757,603	$72,720,638	$(5,818,521)	$(54,557,220)	$5,145,160	$297,450,735	35.86%
					(5,818,521)	(54,557,220)	5,145,160	297,450,735	35.86
EQUITY MUTUAL FUNDS
Empower International Index Fund Institutional Class	14,212,684	155,175,895	18,546,521	17,807,068	73,579	(42,213,880)	133,763	113,701,468	13.70
Empower S&P 500® Index Fund Institutional Class	22,858,163	233,914,714	28,591,509	36,910,334	(861,692)	(56,445,483)	2,874,508	169,150,406	20.39
Empower S&P Mid Cap 400® Index Fund Institutional Class	12,600,545	132,110,812	18,392,415	23,538,908	2,601,016	(31,956,208)	1,173,808	95,008,111	11.45
Empower S&P Small Cap 600® Index Fund Institutional Class	12,254,733	103,126,130	15,460,312	19,176,109	(1,002,485)	(24,901,554)	767,362	74,508,779	8.98
					810,418	(155,517,125)	4,949,441	452,368,764	54.52
FIXED INTEREST CONTRACT
Empower Annuity Contract	43,154,465	54,705,844	4,067,983	16,104,218	-	-	484,856	43,154,465	5.20
					0	0	484,856	43,154,465	5.20
				Total	$(5,008,103)	$(210,074,345)	$10,579,457	$792,973,964	95.58%
(a) The Fund had realized gain distributions received from affiliates of $5,596,171.

September 30, 2022